CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Interest income on retail notes and finance leases	$ 53,028			$ 51,091						$ 102,151	$ 99,616	$ 204,452	$ 181,342	$ 178,444
Interest income on wholesale notes	20,453			17,326						39,385	32,827	74,450	63,760	62,213
Interest and other income from affiliates	101,494			111,749						205,648	219,099	437,435	414,957	392,463
Rental income on operating leases	52,178			39,721						100,986	76,203	165,914	138,937	133,806
Other income	7,388			13,877						11,957	27,007	52,500	59,125	67,078
Total revenues	234,541	$ 246,039	$ 233,960	233,764	$ 220,988	$ 221,937	$ 218,187	$ 212,332	$ 205,665	460,127	454,752	934,751	858,121	834,004
Interest expense:
Interest expense to third parties	65,056			62,774						128,893	124,374	255,951	233,217	219,561
Interest expense to affiliates	6,456			7,895						17,313	9,423	30,477	24,105	34,512
Total interest expense	71,512	78,516	74,115	70,669	63,128	69,918	64,997	62,932	59,475	146,206	133,797	286,428	257,322	254,073
Administrative and operating expenses:
Fees charged by affiliates	12,006			12,964						24,879	26,331	49,539	56,405	61,895
Provision for credit losses, net	7,176			5,928						11,137	7,388	14,124	(5,904)	44,578
Depreciation of equipment on operating leases	46,099			33,403						90,672	63,551	141,688	114,053	107,836
Other expenses	9,157			9,540						16,656	20,551	56,604	35,083	35,929
Total administrative and operating expenses	74,438	72,741	71,393	61,835	55,986	51,802	52,335	42,913	52,587	143,344	117,821	261,955	199,637	250,238
Total expenses	145,950			132,504						289,550	251,618	548,383	456,959	504,311
INCOME BEFORE TAXES	88,591			101,260						170,577	203,134	386,368	401,162	329,693
Income tax provision	30,673	29,951	29,762	32,598	34,807	32,077	35,527	37,475	29,743	58,948	67,405	127,118	134,822	116,112
NET INCOME	57,918			68,662						111,629	135,729	259,250	266,340	213,581
Net income attributed to noncontrolling interest		(292)	(273)	(334)	(328)	(312)	(373)	(357)	(418)	(259)	(662)	(1,227)	(1,460)	(1,645)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$ 57,918	$ 64,539	$ 58,417	$ 68,328	$ 66,739	$ 67,828	$ 64,955	$ 68,655	$ 63,442	$ 111,370	$ 135,067	$ 258,023	$ 264,880	$ 211,936